Subsequent Events	12 Months Ended
Dec. 31, 2020
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
NOTE 22:-	SUBSEQUENT EVENTS

On March 8, 2021, the Company declared a dividend distribution of $ 0.21 per share ($ 10.2 million in the aggregate) which was paid on April 7, 2021. The dividend distribution relates to the Company’s earnings in the second half of 2020.